Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Share capital Ordinary shares	Retained earnings	Accumulated other comprehensive (loss) income
Balance – beginning of year at Dec. 31, 2018		$ 9,323		$ 22,529	$ 122
Issued upon exercise of stock options		360
Previously recognized liability on stock options exercised for common shares		53
Net earnings (loss)	$ 5,416			5,416
Dividends on common shares				(1,783)
Purchase of common shares under Normal Course Issuer Bid		(203)		(738)
Other comprehensive loss, net of taxes	(88)				(88)
Balance – end of year at Dec. 31, 2019	34,991	9,533	$ 9,533	25,424	34
Issued upon exercise of stock options			108
Previously recognized liability on stock options exercised for common shares			21
Net earnings (loss)	(435)			(435)
Dividends on common shares				(2,008)
Purchase of common shares under Normal Course Issuer Bid			(56)	(215)
Other comprehensive loss, net of taxes	(26)				(26)
Balance – end of year at Dec. 31, 2020	32,380	9,606	9,606	22,766	8
Issued upon exercise of stock options		707	707
Previously recognized liability on stock options exercised for common shares		139	139
Net earnings (loss)	7,664			7,664
Dividends on common shares				(2,355)
Purchase of common shares under Normal Course Issuer Bid	(1,581)		(284)	(1,297)
Other comprehensive loss, net of taxes	(9)				(9)
Balance – end of year at Dec. 31, 2021	$ 36,945	$ 10,168	$ 10,168	$ 26,778	$ (1)